Other current payables and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other current payables and liabilities [Abstract]
Summary of other current payables and liabilities

TCHF	December 31, 2023	December 31, 2022
Accrued expenses	1,736	2,138
Personnel-related accruals and payables	1,049	497
Stamp duty and capital tax liabilities	51	347
Deferred revenue	114	776
Other current liabilities	483	143

Total	3,433	3,901